UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-04888

Dreyfus Short Duration Bond Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett MacDougall 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	8/31/15

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Short Duration Bond Fund
August 31, 2015 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--98.5%	Rate (%)	Date	Amount ($)		Value ($)
Asset-Backed Ctfs./Auto Receivables--5.4%
AmeriCredit Automobile Receivables
Trust, Ser. 2014-4, Cl. C	2.47	11/9/20	765,000		770,576
AmeriCredit Automobile Receivables
Trust, Ser. 2014-1, Cl. D	2.54	6/8/20	520,000		521,712
Capital Auto Receivables Asset
Trust, Ser. 2014-2, Cl. D	2.81	8/20/19	1,100,000		1,108,146
Capital Auto Receivables Asset
Trust, Ser. 2014-1, Cl. C	2.84	4/22/19	545,000		553,388
Capital Auto Receivables Asset
Trust, Ser. 2013-4, Cl. D	3.22	5/20/19	750,000		760,885
DT Auto Owner Trust,
Ser. 2014-2A, Cl. C	2.46	1/15/20	1,200,000	a	1,204,230
DT Auto Owner Trust,
Ser. 2014-1A, Cl. C	2.64	10/15/19	525,000	a	528,132
Hyundai Auto Receivables Trust,
Ser. 2014-B, Cl. D	2.51	12/15/20	670,000		677,000
Santander Drive Auto Receivables
Trust, Ser. 2015-1, Cl. C	2.57	4/15/21	610,000		607,250
Santander Drive Auto Receivables
Trust, Ser. 2014-2, Cl. D	2.76	2/18/20	610,000		609,634
Westlake Automobile Receivables
Trust, Ser. 2014-2A, Cl. C	2.24	4/15/20	425,000	a	425,890
					7,766,843
Asset-Backed Ctfs./Home Equity Loans--1.5%
Countrywide Asset-Backed
Certificates Trust,
Ser. 2004-6, Cl. 2A5	0.98	11/25/34	749,061	b	727,048
Home Equity Asset Trust,
Ser. 2004-6, Cl. A1	0.88	12/25/34	770,967	b	764,929
New Century Home Equity Loan
Trust, Ser. 2005-3, Cl. M2	0.69	7/25/35	712,000	b	691,302
					2,183,279
Casinos--.3%
International Game Technology,
Sr. Scd. Notes	6.25	2/15/22	475,000	a	459,268
Commercial Mortgage Pass-Through Ctfs.--4.8%
Aventura Mall Trust,
Ser. 2013-AVM, Cl. C	3.87	12/5/32	680,000	a,b	704,100
GAHR Commercial Mortgage Trust,
Ser. 2015-NRF, Cl. BFX	3.49	12/15/19	210,000	a,b	212,010
GAHR Commercial Mortgage Trust,
Ser. 2015-NRF, Cl. DFX	3.49	12/15/19	475,000	a,b	464,085
Hilton USA Trust,
Ser. 2013-HLT, Cl. CFX	3.71	11/5/30	515,000	a	516,840
JPMBB Commercial Mortgage

Securities Trust,
Ser. 2014-C18, Cl. A2	2.88	2/15/47	1,375,000		1,412,309
JPMBB Commercial Mortgage
Securities Trust,
Ser. 2014-C19, Cl. B	4.39	4/15/47	1,000,000	b	1,027,298
JPMBB Commercial Mortgage
Securities Trust,
Ser. 2013-C14, Cl. C	4.71	8/15/46	850,000	b	863,154
UBS-Barclays Commercial Mortgage
Trust, Ser. 2013-C5, Cl. A4	3.18	3/10/46	875,000		881,643
WFRBS Commercial Mortgage Trust,
Ser. 2013-C17, Cl. A4	4.02	12/15/46	825,000		879,196
					6,960,635
Consumer Discretionary--3.1%
21st Century Fox America,
Gtd. Notes	4.50	2/15/21	750,000		800,795
Cox Communications,
Sr. Unscd. Notes	6.25	6/1/18	775,000	a	852,257
Dana Holding,
Sr. Unscd. Notes	5.50	12/15/24	400,000		395,000
Macy's Retail Holdings,
Gtd. Notes	2.88	2/15/23	500,000		464,617
Sky,
Gtd. Notes	2.63	9/16/19	1,200,000	a	1,200,440
Time Warner,
Gtd. Notes	4.88	3/15/20	725,000		794,655
					4,507,764
Consumer Staples--1.0%
ConAgra Foods,
Sr. Unscd. Notes	1.90	1/25/18	500,000		496,788
Kraft Heinz Foods,
Gtd. Notes	2.80	7/2/20	375,000	a	375,186
Pernod-Ricard,
Sr. Unscd. Notes	2.95	1/15/17	500,000	a	510,552
					1,382,526
Energy--7.8%
Anadarko Petroleum,
Sr. Unscd. Notes	6.38	9/15/17	335,000		362,626
BP Capital Markets,
Gtd. Bonds	2.32	2/13/20	170,000		168,799
BP Capital Markets,
Gtd. Bonds	2.52	1/15/20	575,000		580,124
Energy Transfer Partners,
Sr. Unscd. Notes	4.15	10/1/20	1,700,000		1,714,355
Ensco,
Sr. Unscd. Notes	4.70	3/15/21	1,200,000		1,100,626
EQT,
Sr. Unscd. Notes	4.88	11/15/21	340,000		355,845
EQT,
Sr. Unscd. Notes	8.13	6/1/19	500,000		586,237
Freeport-McMoran Oil & Gas,
Gtd. Notes	6.88	2/15/23	910,000		819,000

Kinder Morgan Energy Partners,
Gtd. Notes	5.95	2/15/18	1,500,000		1,610,694
NiSource Finance,
Gtd. Notes	6.80	1/15/19	325,000		371,228
Phillips 66 Partners,
Sr. Unscd. Notes	2.65	2/15/20	540,000		526,495
Sempra Energy,
Sr. Unscd. Notes	2.40	3/15/20	665,000		663,208
Spectra Energy Partners,
Sr. Unscd. Notes	2.95	6/15/16	500,000		505,232
Spectra Energy Partners,
Sr. Unscd. Notes	2.95	9/25/18	1,000,000		1,011,287
Unit,
Gtd. Notes	6.63	5/15/21	250,000		216,563
Williams Partners,
Sr. Unscd. Notes	4.00	11/15/21	700,000		683,130
					11,275,449
Financial--18.2%
ABN AMRO Bank,
Sr. Unscd. Notes	2.50	10/30/18	500,000	a	506,343
ABN AMRO Bank,
Sr. Unscd. Notes	4.25	2/2/17	500,000	a	518,995
ARC Properties Operating
Partnership, Gtd. Notes	2.00	2/6/17	625,000		611,719
ARC Properties Operating
Partnership, Gtd. Notes	3.00	2/6/19	585,000		561,600
Bank of America,
Sr. Unscd. Notes, Ser. 1	3.75	7/12/16	1,000,000		1,021,711
Bank of America,
Sr. Unscd. Notes	3.88	8/1/25	520,000		526,286
Bank of America,
Sub. Notes	4.25	10/22/26	885,000		873,160
Bank of America,
Sr. Unscd. Notes	5.65	5/1/18	1,150,000		1,252,392
Boston Properties,
Sr. Unscd. Notes	3.70	11/15/18	500,000		522,732
Brixmor Operating Partners,
Sr. Unscd. Notes	3.85	2/1/25	750,000		717,408
CIT Group,
Sr. Unscd. Notes	5.00	5/15/17	250,000		257,812
Citigroup,
Sr. Unscd. Notes	2.15	7/30/18	245,000		245,123
Citigroup,
Sr. Unscd. Notes	4.45	1/10/17	720,000		747,912
Daimler Finance North America,
Gtd. Notes	1.25	1/11/16	500,000	a	500,746
DDR,
Sr. Unscd. Notes	3.50	1/15/21	500,000		502,988
Denali Borrower,
Sr. Scd. Notes	5.63	10/15/20	405,000	a	416,137
Discover Financial Services,
Sr. Unscd. Notes	5.20	4/27/22	500,000		528,429

Ford Motor Credit,
Sr. Unscd. Notes, Ser. 1	1.17	3/12/19	1,115,000	b	1,100,654
General Electric Capital,
Gtd. Notes	0.80	1/14/19	650,000	b	648,535
General Electric Capital,
Gtd. Debs.	6.38	11/15/67	2,070,000	b	2,214,900
General Motors Financial,
Gtd. Notes	3.15	1/15/20	750,000		737,793
Goldman Sachs Group,
Sr. Unscd. Notes	1.93	11/29/23	555,000	b	567,164
Goldman Sachs Group,
Sr. Unscd. Notes	2.55	10/23/19	1,710,000		1,714,949
Health Care REIT,
Sr. Unscd. Notes	2.25	3/15/18	500,000		501,040
International Lease Finance,
Sr. Unscd. Notes	3.88	4/15/18	500,000		503,750
Intesa Sanpaolo,
Gtd. Bonds	2.38	1/13/17	750,000		751,896
JPMorgan Chase & Co.,
Sr. Unscd. Notes	1.63	5/15/18	1,700,000		1,684,999
Liberty Mutual Group,
Gtd. Notes	4.95	5/1/22	500,000	a	534,356
Morgan Stanley,
Sr. Unscd. Notes	3.80	4/29/16	1,600,000		1,629,747
Pacific LifeCorp,
Sr. Unscd. Notes	6.00	2/10/20	670,000	a	755,671
Royal Bank of Scotland Group,
Sr. Unscd. Notes	6.40	10/21/19	665,000		745,021
Simon Property Group,
Sr. Unscd. Notes	2.50	9/1/20	795,000		795,394
Synchrony Financial,
Sr. Unscd. Notes	3.00	8/15/19	380,000		381,084
Wells Fargo & Company,
Sr. Unscd. Notes	2.60	7/22/20	580,000		581,304
					26,159,750
Health Care--2.7%
AmerisourceBergen,
Gtd. Notes	4.88	11/15/19	315,000		346,276
Becton Dickinson and Company,
Sr. Unscd. Notes	2.68	12/15/19	995,000		996,381
Celgene,
Sr. Unscd. Notes	2.13	8/15/18	425,000		425,431
Fresenius Medical Care US Finance
II, Gtd. Notes	4.13	10/15/20	250,000	a	255,625
Medtronic,
Gtd. Notes	2.50	3/15/20	805,000	a	811,185
Zimmer Biomet Holdings,
Sr. Unscd. Notes	2.70	4/1/20	1,115,000		1,104,860
					3,939,758
Industrial--.7%
AECOM,
Gtd. Notes	5.75	10/15/22	410,000	a	411,025

Waste Management,
Gtd. Notes	6.10	3/15/18	600,000		662,448
					1,073,473
Materials--3.2%
ArcelorMittal,
Sr. Unscd. Notes	4.50	3/1/16	250,000	b,c	253,125
ArcelorMittal,
Sr. Unscd. Notes	6.25	3/1/21	350,000	b	346,500
Dow Chemical,
Sr. Unscd. Notes	4.25	11/15/20	575,000		611,050
Freeport-McMoRan,
Gtd. Notes	2.15	3/1/17	400,000		383,320
LyondellBasell Industries,
Sr. Unscd. Notes	5.00	4/15/19	1,725,000		1,866,612
Rio Tinto Finance USA,
Gtd. Notes	6.50	7/15/18	330,000		367,459
Teck Resources,
Gtd. Notes	3.15	1/15/17	750,000		708,980
					4,537,046
Municipal Bonds--1.6%
Illinois,
GO	5.67	3/1/18	1,500,000		1,607,910
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	4.45	6/15/20	740,000		739,748
					2,347,658
Telecommunications--2.7%
AT&T,
Sr. Unscd. Notes	1.24	11/27/18	365,000	b	364,974
AT&T,
Sr. Unscd. Notes	3.88	8/15/21	365,000		374,507
Frontier Communications,
Sr. Unscd. Notes	8.75	4/15/22	175,000		173,250
Telefonica Emisiones,
Gtd. Notes	3.19	4/27/18	750,000		768,929
Telefonica Emisiones,
Gtd. Notes	5.46	2/16/21	1,000,000		1,119,488
Verizon Communications,
Sr. Unscd. Notes	3.65	9/14/18	725,000		760,407
Wind Acquisition Finance,
Scd. Notes	7.38	4/23/21	275,000	a	281,875
					3,843,430
U.S. Government Agencies/Mortgage-Backed--2.3%
Federal Home Loan Mortgage Corp.:
Structured Pass-Through
Secs., Ser. T-7, Cl. A6,
7.03%, 8/25/28			1,053	b,d	1,053
Federal National Mortgage Association:
5.50%, 4/1/16			9,295	d	9,359
Government National Mortgage Association I:
Ser. 2012-67, Cl. AB,
1.59%, 6/16/39			792,589		792,062

Ser. 2012-78, Cl. A, 1.68%,
3/16/44			1,445,351		1,440,390
Ser. 2012-46, Cl. AB,
1.77%, 11/16/38			1,015,092		1,013,376
					3,256,240
U.S. Treasury Floating Rate Notes--.5%
0.09%, 7/31/16			750,000	b	750,408
U.S. Treasury Notes--40.6%
0.63%, 6/30/17			2,750,000	c	2,746,725
1.50%, 6/30/16			55,070,000	c	55,593,110
					58,339,835
Utilities--2.1%
AES,
Sr. Unscd. Notes	8.00	6/1/20	475,000		551,309
Dynegy,
Gtd. Notes	6.75	11/1/19	290,000		302,144
Dynegy,
Gtd. Notes	7.38	11/1/22	145,000		150,800
Enel Finance International,
Gtd. Notes	6.25	9/15/17	350,000	a	379,740
Exelon Generation,
Sr. Unscd. Notes	5.20	10/1/19	500,000		550,735
Exelon Generation,
Sr. Unscd. Notes	6.20	10/1/17	1,000,000		1,084,832
					3,019,560
Total Bonds and Notes
(cost $143,756,759)					141,802,922
			Principal
Short-Term Investment--.3%			Amount ($)		Value ($)
U.S. Treasury Bills;
0.21%, 2/11/16
(cost $419,591)			420,000	[e]	419,670

Other Investment--.4%			Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $528,630)			528,630	[f]	528,630
Investment of Cash Collateral for
Securities Loaned--.2%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $265,000)			265,000	[f]	265,000
Total Investments (cost $144,969,980)			99.4%		143,016,222
Cash and Receivables (Net)			.6%		844,854
Net Assets			100.0%		143,861,076

a	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2015, these securities were valued at $12,824,688 or 8.9% of net assets.
b	Variable rate security--interest rate subject to periodic change.

c Security, or portion thereof, on loan. At August 31, 2015, the value of the fund's securities on loan was
$57,049,800 and the value of the collateral held by the fund was $59,501,005, consisting of cash collateral of
$265,000 and U.S. Government & Agency securities valued at $59,236,005.
d The Federal Housing Finance Agency ("FHFA") placed the Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
e Held by or on behalf of a counterparty for open financial futures contracts.
f Investment in affiliated money market mutual fund.

At August 31, 2015, net unrealized depreciation on investments was $1,953,758 of which $320,962 related to appreciated investment securities and $2,274,720 related to depreciated investment securities. At August 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government and Agencies/Mortgage-Backed	43.4
Corporate Bonds	41.8
Asset-Backed	6.9
Commercial Mortgage-Backed	4.8
Municipal Bonds	1.6
Short-Term/Money Market Investments	.9
99.4

† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
August 31, 2015 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 8/31/2015 ($)

Financial Futures Long
U.S. Treasury 2 Year Notes	44	9,612,625	December 2015	(13,701)

Financial Futures Short
U.S. Treasury 5 Year Notes	237	(28,306,688)	December 2015	74,062
U.S. Treasury 10 Year Notes	88	(11,181,500)	December 2015	49,363

Gross Unrealized Appreciation				123,425
Gross Unrealized Depreciation				(13,701)

The following is a summary of the inputs used as of August 31, 2015 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	9,950,122	-	9,950,122
Commercial Mortgage-Backed	-	6,960,635	-	6,960,635
Corporate Bonds+	-	60,198,024	-	60,198,024
Municipal Bonds+	-	2,347,658	-	2,347,658
Mutual Funds	793,630	-	-	793,630
U.S. Government Agencies/Mortgage-Backed	-	3,256,240	-	3,256,240
U.S. Treasury	-	59,509,913	-	59,509,913
Other Financial Instruments:
Financial Futures++	123,425	-	-	123,425
Liabilities ($)
Other Financial Instruments:
Financial Futures++	(13,701)	-	-	(13,701)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board ( FASB ) Accounting Standards Codification ( ASC ) is the exclusive reference of authoritative U.S. generally accepted accounting principles ( GAAP ) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission ( SEC ) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1 unadjusted quoted prices in active markets for identical investments.

Level 2 other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 significant unobservable inputs (including the fund s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund s rights against the borrower and the collateral.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end August 31, 2015 is discussed below.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Short Duration Bond Fund

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 22, 2015

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    October 22, 2015

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)